Long-term Notes Payable (including current portion) and Line of Credit - Schedule of Remaining Principal Payment (Detail) - Loan Agreement With Silicon Valley Bank - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Line Of Credit Facility [Line Items]
2016		$ 1,333,333
2016 (remaining three months)	$ 333,333
2017	1,333,333	1,333,333
2018	1,333,334	1,333,334
Long-term debt	$ 3,000,000	$ 4,000,000